Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net loss	$ (29,808)	$ (9,943)	$ (50,491)
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	14,803	1,147	57,215
Increase (decrease) in reserve for unfunded commitments	149	(159)	232
Depreciation, amortization and accretion	7,142	10,119	12,700
Impairment of bank properties and equipment and real estate owned	1,059	204	1,736
Net gain on sales and calls of investment securities	(50)	(3,500)	(151)
Loss on real estate owned	541	1,242	345
Decrease (increase) in fair value of interest rate lock commitments	119	728	(847)
Gain on sale of mortgage loans	(1,844)	(12,110)	(8,414)
Gain on sale of jumbo residential mortgage loans, net	(134)	(1,968)
Gain on sale of consumer loans	(459)
Mark-to-market on loans held for sale	1,098	1,752	(2,065)
Increase in cash surrender value of BOLI	(1,896)	(1,882)	(1,987)
Deferred income taxes	1,313	297
Stock-based compensation	871	613	1,315
Shares contributed to employee benefit plans	2,141	1,580	1,126
Derivative credit valuation adjustment	(138)	205	54
Mortgage loans originated for sale	(77,752)	(472,027)	(471,185)
Proceeds from the sale of mortgage loans	93,340	568,128	405,842
Change in assets and liabilities which provided (used) cash:
Accrued interest receivable	1,715	942	858
Other assets	986	4,434	4,378
Other liabilities	844	(4,769)	11,698
Net cash provided by (used in) operating activities	14,040	85,033	(37,641)
INVESTING ACTIVITIES
Purchases of investment securities available for sale	(33,630)	(303,330)	(117,411)
Purchases of investment securities held to maturity			(250)
Net redemption (purchase) of restricted equity securities	2,058	867	(2,060)
Proceeds from maturities, prepayments or calls of investment securities available for sale	62,194	95,542	141,795
Proceeds from maturities, prepayments or calls of investment securities held to maturity	189	228	676
Proceeds from sale of investment securities available for sale	28,276	197,018	47,500
Proceeds from the sale of commercial real estate loans	57,147	20,771
Proceeds from the sale of jumbo residential mortgage loans	59,482	144,199
Proceeds from the sale of consumer loans	15,682
Proceeds from the sale of repossessed assets	138	280
Net decrease (increase) in loans	405,617	(27,430)	(67,475)
Purchases of bank properties and equipment	(2,116)	(4,159)	(3,869)
Restricted cash transferred to cash and cash equivalents	13,000
Cash transferred to held-for-sale	(1,064)
Return of surrender value of BOLI		1,504
Proceeds from sale of real estate owned	1,554	7,503	3,559
Net cash provided by investing activities	608,527	132,993	2,465
FINANCING ACTIVITIES
Net (decrease) increase in deposits	(362,125)	(91,653)	45,247
Net borrowings (repayments) of securities sold under agreements to repurchase - customer	678	(1,490)	(3,700)
Repayments of short-term advances from FHLBNY	(169)	(459)	(1,318)
Borrowings of long-term advances from FHLBNY			60,000
Repayments under securities sold under agreements to repurchase - FHLB			(15,000)
Repayment of obligation under capital lease	(296)	(278)	(259)
Proceeds from issuance of common stock	20,000
Proceeds from exercise of stock options	16	8
Net cash (used in) provided by financing activities	(341,896)	(93,880)	84,970
NET INCREASE IN CASH AND CASH EQUIVALENTS	280,671	124,146	49,794
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	267,762	143,616	93,822
CASH AND CASH EQUIVALENTS, END OF YEAR	548,433	267,762	143,616
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	12,633	15,619	21,137
Income taxes paid	0	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH ITEMS
Transfer of loans and bank properties to real estate owned	945	3,851	7,679
Transfer of loans from held-for-sale to held-for-investment		$ 413	$ 9,905